Stock-Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 11, 2016	Oct. 31, 2014	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 15, 2015
Stock-Based Compensation (Textual)
Options outstanding			255,526	239,693	249,693
Stock option expense recognize period			3 years 6 months	1 year 7 months 6 days
Pre-vesting forfeiture rate			10.00%	10.00%
Unrecognized compensation expense			$ 292	$ 554
Exercise price			$ 8.70
Weighted average remaining contractual life			7 years 2 months 5 days	7 years 6 months
Stock price volatility term				2 years
2006 Equity Incentive Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved for company's employees			1,720,000	1,720,000
Options outstanding				12,186	365,500
2006 Non-Employee Director Stock Option Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved for company's employees			700,000	700,000
2014 Stock Incentive Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved for company's employees		7,390,355	243,340	227,507
Valuation Information for Stock-Based Compensation [Member]
Stock-Based Compensation (Textual)
Options outstanding	14,167
Options granted over period	10 years
Options vest over period	4 years
Exercise price	$ 5.40
Fair value of options on grant date	$ 2.70
CEO [Member]
Stock-Based Compensation (Textual)
Performance shares with a grant date				165,052		165,052